Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,831,000.00
Previously Paid Amount	0.00
Total Fee Amount	420.30
Total Offset Amount	0.00
Net Fee	420.30
Narrative - Max Aggregate Offering Price	$ 4,831,000.00
Final Prospectus	true